Financial instruments - Foreign Exchange Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) from change in fair value	$ 7,582	$ 33,092
Realized loss related to settlement	11,417	(12,498)
Foreign exchange currency risk | Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	11,300	3,200
Foreign exchange currency risk | Derivatives | Other Current Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	11,300
Foreign exchange currency risk | Foreign exchange collar contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) from change in fair value	7,600	33,100
Realized loss related to settlement	11,400	(12,500)
Currency Risk, US Dollar and Euros | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	17,200	11,700
Currency Risk, US Dollar and Euros | Intercompany loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 342,200	$ 148,200
Currency Risk, Brazilian Real to US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
10 percent change on currency	10.00%
20 percent change on currency	20.00%
Impact of percent change on pre-tax net income	$ 35,800
Impact of 20% change on pre-tax net income	$ 71,700